Geographic information (Long-lived assets by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-lived assets	$ 35,408,168	$ 34,277,259
AeroTurbine, Inc. [Member]
Segment Reporting Information [Line Items]
Long-lived assets		$ 105,700
Geographic Concentration Risk | Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%	100.00%
Geographic Concentration Risk | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 5,218,057	$ 4,962,336
China | Geographic Concentration Risk | Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	13.80%	13.80%	13.20%
China | Geographic Concentration Risk | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	14.70%	14.50%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 4,816,416	$ 4,752,971
United States | Geographic Concentration Risk | Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	12.10%	11.00%	10.80%
United States | Geographic Concentration Risk | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	13.60%	13.90%
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,141,992	$ 703,635
Ireland | Geographic Concentration Risk | Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	2.60%	2.40%	1.20%
Ireland | Geographic Concentration Risk | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	3.20%	2.10%
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 24,231,703	$ 23,858,317
Other Countries | Geographic Concentration Risk | Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	71.50%	72.80%	74.80%
Other Countries | Geographic Concentration Risk | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	68.50%	69.50%